INCOME TAXES, Income Tax Expense (Benefits) by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Corporation tax rate on trading income	12.50%	12.50%	12.50%
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense	$ 1,920	$ 480	$ 260
Deferred tax (benefit) expense	(9,197)	4,919	8,431
Total income tax (benefit) expense	$ (7,277)	5,399	8,691
Ireland [Member]
Income Taxes [Abstract]
Corporation tax rate on trading income	12.50%
Corporation tax rate on non-trading income	25.00%
Ireland [Member]
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense	$ 0	33	0
Deferred tax (benefit) expense	(10,812)	4,558	8,208
Luxembourg [Member]
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense	145	252	210
United States [Member]
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense	0	0	2
Australia [Member]
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense	1,742	138	0
Deferred tax (benefit) expense	1,615	334	241
Foreign exchange loss	3,300
Other [Member]
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense	33	57	48
Deferred tax (benefit) expense	$ 0	$ 27	$ (18)